Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details)	12 Months Ended
Sep. 30, 2024
Computer equipment [member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	3 years
Office furniture and equipment [Member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	5 years
R&D equipment and tools [Member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	5 years
Stands and moulds [Member] | Minimum Member[
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	4 years
Stands and moulds [Member] | Maximum [Member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	10 years
Leasehold improvements [member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	Term of lease
Vehicles [member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	5 years
Office Premises [Member] | Minimum Member[
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	3 years
Office Premises [Member] | Maximum [Member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	15 years
Other equipment [Member] | Minimum Member[
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	3 years
Other equipment [Member] | Maximum [Member]
Summary of Accounting Policies - Schedule of Assets' Estimated Useful Lives (Details) [Line Items]
Assets estimated useful lives	5 years